Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
Basis for calculating basic and diluted earnings per share
The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners) is as follows:

	For the Year Ended March 31
	2018	2019	2020
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥186,886	¥135,192	¥44,241
Net profit used for calculation of earnings per share JPY (millions)	186,886	135,192	44,241
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	780,812	961,477	1,557,204
Dilutive effect (thousands of shares)	5,895	5,420	9,000
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	786,707	966,897	1,566,204

Earnings per share
Basic (JPY)	239.35	140.61	28.41
Diluted (JPY)	237.56	139.82	28.25